Share-based payments - Summary of Employee Stock Options Granted (Details) - Employee Stock Options	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Forfeited | $ / shares	$ 17.00
Weighted average exercise price, Ending balance | $ / shares	$ 16.86
Number of employee stock options, Forfeited | shares	(44,118)
Number of employee stock options, Ending balance | shares	6,958,312
Granted May
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares	$ 17.00
Number of share options granted | shares	6,867,649
Granted November
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares	$ 9.92
Number of share options granted | shares	134,781